DEBT AND CREDIT FACILITIES 7 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Industrial Development Bonds [Line Items]
Redemption of industrial development bonds	$ 79	$ 0	$ 0
Maximum Long-term Debt Available, Industrial Development Bonds	265
Total Payments To Acquire Industrial Development Bonds	259
Industrial Development Bonds Redeemed 2011 [Member]
Industrial Development Bonds [Line Items]
Redemption of industrial development bonds	$ 180
Industrial Development Bonds Redeemed 2015 [Member]
Industrial Development Bonds [Line Items]
Industrial Development Bonds, Interest Rate, Stated Percentage	4.50%
Redemption of industrial development bonds	$ 79
Industrial Development Bonds Bay Gas [Member]
Industrial Development Bonds [Line Items]
Redemption of industrial development bonds	$ 55